Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Aeronautical services	$ 10,547,720	$ 9,499,154	$ 8,280,522
Non-aeronautical services	3,771,500	3,183,532	2,772,905
Cost of improvements to concession assets	1,906,801	1,440,204	1,312,491
Total revenues	16,226,021	14,122,890	12,365,918
Income from operations	8,017,238	7,244,652	6,281,731
Interest income	665,829	576,694	420,735
Interest expense	(1,425,746)	(1,012,411)	(619,207)
Gain/loss on financial investment held for coverage	(149,770)	29,643	34,361
Depreciation and amortization for the year	(1,776,137)	(1,569,637)	(1,443,562)
Share of gain/loss of associate	79	(947)	(10,620)
Income before income taxes	7,346,185	7,007,672	6,171,722
Income taxes expense	(1,891,443)	(1,869,041)	(1,440,641)
Total assets	41,577,804	39,550,502	39,517,532
Total liabilities	20,908,361	17,778,352	17,440,763
Investment in associates	114	35	11,016
Net cash flows provided by operations activities	8,164,057	7,235,619	6,168,702
Net cash flow used in investing activities	(2,586,095)	(2,550,411)	(1,938,575)
Net cash flow used in financing activities	(4,231,529)	(6,166,694)	(1,687,316)
Additions to non-current as assets	26,556,690	26,101,558	25,065,260
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	10,547,720	9,499,154	8,280,522
Non-aeronautical services	3,764,296	3,176,708	2,768,205
Cost of improvements to concession assets	1,906,801	1,440,204	1,312,491
Total revenues	16,218,818	14,116,066	12,361,218
Income from operations	7,970,697	7,226,345	6,213,440
Interest income	363,942	346,813	344,991
Interest expense	(1,053,838)	(896,927)	(653,800)
Depreciation and amortization for the year	(1,731,627)	(1,538,542)	(1,433,750)
Income before income taxes	7,224,994	6,843,329	5,912,312
Income taxes expense	(1,823,460)	(1,719,131)	(1,318,770)
Total assets	35,073,888	33,041,609	32,848,928
Total liabilities	15,847,585	13,732,236	11,743,146
Net cash flows provided by operations activities	7,951,945	7,311,697	6,387,940
Net cash flow used in investing activities	(2,220,737)	(2,254,734)	(1,948,557)
Net cash flow used in financing activities	(5,327,291)	(5,116,178)	(3,686,573)
Additions to non-current as assets	25,632,508	25,372,263	24,746,263
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,978,617	2,824,677	2,426,289
Non-aeronautical services	938,445	796,739	645,997
Cost of improvements to concession assets	858,807	110,415	326,198
Total revenues	4,775,869	3,731,830	3,398,484
Income from operations	2,599,316	2,454,759	2,072,491
Interest income	113,495	112,569	105,328
Interest expense	(274,257)	(230,458)	(168,112)
Depreciation and amortization for the year	(346,586)	(310,882)	(295,445)
Income before income taxes	2,423,349	2,394,213	2,008,984
Income taxes expense	(649,761)	(584,439)	(442,764)
Total assets	10,038,163	9,773,884	9,289,847
Total liabilities	4,091,482	3,519,318	3,133,738
Net cash flows provided by operations activities	2,295,782	2,233,357	1,852,797
Net cash flow used in investing activities	(986,532)	(284,319)	(414,701)
Net cash flow used in financing activities	(1,750,155)	(1,552,530)	(1,144,341)
Additions to non-current as assets	6,252,492	5,665,570	5,796,853
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,568,297	1,344,122	1,158,896
Non-aeronautical services	454,098	326,214	304,023
Cost of improvements to concession assets	300,221	100,986	203,664
Total revenues	2,322,617	1,771,323	1,666,583
Income from operations	1,274,902	1,042,368	883,966
Interest income	53,684	44,954	45,775
Interest expense	(162,628)	(136,453)	(89,265)
Depreciation and amortization for the year	(206,982)	(180,904)	(161,892)
Income before income taxes	1,159,190	979,156	840,689
Income taxes expense	(185,555)	(210,874)	(152,631)
Total assets	6,155,593	5,729,156	5,541,186
Total liabilities	2,261,268	1,858,474	1,498,785
Net cash flows provided by operations activities	1,322,659	1,376,334	969,246
Net cash flow used in investing activities	(341,155)	(378,328)	(410,216)
Net cash flow used in financing activities	(703,256)	(681,179)	(560,617)
Additions to non-current as assets	3,845,105	3,729,013	3,615,601
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,183,610	1,088,417	989,137
Non-aeronautical services	455,699	399,427	371,939
Cost of improvements to concession assets	57,697	40,330	101,235
Total revenues	1,697,007	1,528,174	1,462,310
Income from operations	1,051,669	942,551	863,209
Interest income	47,959	43,471	53,166
Interest expense	(75,298)	(65,407)	(52,327)
Depreciation and amortization for the year	(156,383)	(153,230)	(142,763)
Income before income taxes	1,010,897	952,241	856,050
Income taxes expense	(273,431)	(225,833)	(184,506)
Total assets	3,941,917	3,918,644	3,875,465
Total liabilities	1,334,263	1,158,586	1,127,055
Net cash flows provided by operations activities	984,410	797,800	844,238
Net cash flow used in investing activities	(69,382)	(90,743)	(184,142)
Net cash flow used in financing activities	(824,218)	(739,684)	(436,447)
Additions to non-current as assets	2,263,519	2,356,638	2,432,387
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,364,746	1,244,106	1,111,293
Non-aeronautical services	787,424	698,891	618,468
Cost of improvements to concession assets	299,155	346,956	222,106
Total revenues	2,451,326	2,289,954	1,951,866
Income from operations	1,397,328	1,272,180	1,171,837
Interest income	45,703	54,836	65,601
Interest expense	(173,132)	(136,914)	(85,706)
Depreciation and amortization for the year	(234,670)	(217,858)	(201,241)
Income before income taxes	1,261,254	1,218,028	1,135,132
Income taxes expense	(359,996)	(336,560)	(288,786)
Total assets	4,445,521	4,166,561	4,133,283
Total liabilities	2,706,406	2,228,807	1,872,045
Net cash flows provided by operations activities	1,299,232	1,063,923	1,086,007
Net cash flow used in investing activities	(343,198)	(418,407)	(323,649)
Net cash flow used in financing activities	(802,640)	(942,796)	(825,018)
Additions to non-current as assets	3,052,248	2,976,072	2,762,873
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,512,164	1,419,674	1,290,079
Non-aeronautical services	585,325	543,878	496,477
Cost of improvements to concession assets	136,363	545,959	66,131
Total revenues	2,233,853	2,509,511	1,852,687
Income from operations	629,027	646,677	565,463
Interest income	13,191	6,431
Interest expense	(145,597)	(135,740)	(136,497)
Depreciation and amortization for the year	(85,851)	(354,963)	(344,861)
Income before income taxes	495,171	525,351	445,269
Income taxes expense	(124,228)	(128,246)	(107,062)
Total assets	2,372,006	3,039,158	3,068,476
Total liabilities	2,102,386	2,123,946	1,854,290
Net cash flows provided by operations activities	841,232	860,399	788,059
Net cash flow used in investing activities	(211,385)	(652,469)	(122,417)
Net cash flow used in financing activities	(633,251)	(931,248)	(287,859)
Additions to non-current as assets	5,548,992	5,924,992	5,604,397
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	337,380	306,118	272,941
Non-aeronautical services	97,696	82,922	62,481
Cost of improvements to concession assets	3,332	47,541	174,769
Total revenues	438,408	436,581	510,191
Income from operations	191,079	153,576	142,836
Interest income	12,090	13,722	26,798
Interest expense	(57,245)	(50,927)	(35,317)
Depreciation and amortization for the year	(100,403)	(72,635)	(59,241)
Income before income taxes	140,027	124,243	134,220
Income taxes expense	(26,013)	(19,098)	(12,382)
Total assets	1,707,357	1,747,518	1,715,227
Total liabilities	767,297	735,487	663,360
Net cash flows provided by operations activities	248,261	173,726	195,867
Net cash flow used in investing activities	(42,913)	(61,374)	(202,470)
Net cash flow used in financing activities	(197,367)	(107,021)	(77,101)
Additions to non-current as assets	1,051,047	1,128,854	1,134,216
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	584,650	484,798	386,726
Non-aeronautical services	180,327	148,119	116,686
Cost of improvements to concession assets	32,853	16,244	122,133
Total revenues	797,829	649,162	625,545
Income from operations	477,123	408,037	312,363
Interest income	21,019	19,502	15,648
Interest expense	(54,132)	(47,099)	(27,125)
Depreciation and amortization for the year	(390,394)	(61,073)	(52,836)
Income before income taxes	440,450	386,323	303,605
Income taxes expense	(132,118)	(99,963)	(69,271)
Total assets	1,653,964	1,632,722	1,475,581
Total liabilities	774,619	701,735	571,006
Net cash flows provided by operations activities	490,864	357,455	270,238
Net cash flow used in investing activities	(69,230)	(113,388)	(143,243)
Net cash flow used in financing activities	(352,970)	(155,344)	(123,028)
Additions to non-current as assets	942,924	990,782	967,981
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,018,256	787,242	645,162
Non-aeronautical services	265,282	180,517	152,133
Cost of improvements to concession assets	218,371	231,771	96,256
Total revenues	1,501,910	1,199,530	893,551
Income from operations	350,253	306,197	201,276
Interest income	56,800	51,327	32,674
Interest expense	(111,549)	(93,929)	(59,450)
Depreciation and amortization for the year	(210,357)	(186,997)	(175,472)
Income before income taxes	294,655	263,776	188,364
Income taxes expense	(72,356)	(114,118)	(61,368)
Total assets	4,759,366	3,033,967	3,749,862
Total liabilities	1,809,866	1,405,884	1,022,866
Net cash flows provided by operations activities	469,505	448,702	381,488
Net cash flow used in investing activities	(156,943)	(255,707)	(147,718)
Net cash flow used in financing activities	(63,433)	(6,374)	(232,161)
Additions to non-current as assets	2,676,181	2,600,342	2,431,955
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Non-aeronautical services	7,203	6,823	4,700
Total revenues	7,203	6,823	4,700
Total intersegment revenues	5,262,241	4,805,223	4,265,456
Income from operations	5,282,882	4,783,428	4,323,747
Interest income	1,292,797	1,065,159	750,350
Interest expense	(1,362,817)	(950,762)	(640,015)
Gain/loss on financial investment held for coverage	(149,770)	29,643	34,361
Depreciation and amortization for the year	(44,511)	(31,095)	(9,813)
Share of gain/loss of associate	79	(947)	(10,620)
Income before income taxes	5,357,532	4,929,463	4,514,866
Income taxes expense	(67,983)	(149,910)	(121,871)
Total assets	39,969,627	38,884,387	38,598,059
Total liabilities	16,927,461	13,911,464	13,871,716
Investment in associates	114	35	11,016
Net cash flows provided by operations activities	301,883	810,779	(105,808)
Net cash flow used in investing activities	3,624,786	4,959,209	4,839,982
Net cash flow used in financing activities	(2,894,381)	(6,305,402)	(2,830,743)
Additions to non-current as assets	924,182	729,295	318,997
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(5,262,241)	(4,805,223)	(4,265,456)
Income from operations	(5,236,341)	(4,765,120)	(4,255,456)
Interest income	(990,910)	(835,278)	(674,606)
Interest expense	990,910	835,278	674,606
Income before income taxes	(5,236,341)	(4,765,120)	(4,255,456)
Total assets	(33,465,711)	(32,375,494)	(31,929,455)
Total liabilities	(11,866,923)	(9,865,348)	(8,174,099)
Net cash flows provided by operations activities	(89,772)	(886,857)	(113,430)
Net cash flow used in investing activities	(3,990,143)	(5,254,886)	(4,830,000)
Net cash flow used in financing activities	$ 3,990,143	$ 5,254,886	$ 4,830,000